Restatement of Previously Issued Financial Statements - Balance sheet (Detail) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Aug. 14, 2020	Jun. 09, 2020
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Warrant liabilities	$ 20,798,345	$ 33,634,340	$ 29,183,785		$ 26,602,699
Total Liabilities	38,430,427	47,394,423	42,872,552
Additional paid-in capital	10,807,553	18,610,675	13,810,483
Accumulated deficit	(5,808,835)	(13,612,039)	(8,811,802)
Common Class A
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Class A Common Stock, $0.0001 par value; (as previously reported: 32,791,826 shares subject to possible redemption) As Restated: 29,428,392 shares subject to possible redemption	302,087,120	294,283,920	299,084,160
Class A Common stock, $0.0001 par value; 200,000,000 shares authorized; (as previously reported: 1,673,206 shares issued and outstanding) As Restated: 4,591,584 shares issued and outstanding	$ 429	507	459
As Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total Liabilities		13,760,083	13,688,767
Additional paid-in capital		6,587,611	6,237,935
Accumulated deficit		(1,588,639)	(1,238,957)
As Previously Reported | Common Class A
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Class A Common Stock, $0.0001 par value; (as previously reported: 32,791,826 shares subject to possible redemption) As Restated: 29,428,392 shares subject to possible redemption		327,918,260	328,267,940
Class A Common stock, $0.0001 par value; 200,000,000 shares authorized; (as previously reported: 1,673,206 shares issued and outstanding) As Restated: 4,591,584 shares issued and outstanding		171	167
Adjustments
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Warrant liabilities		33,634,340	29,183,785	$ 26,600,000
Total Liabilities		33,634,340	29,183,785
Additional paid-in capital		12,023,064	7,572,548	5,000,000
Accumulated deficit		(12,023,400)	(7,572,845)	$ 5,000,000
Adjustments | Common Class A
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Class A Common Stock, $0.0001 par value; (as previously reported: 32,791,826 shares subject to possible redemption) As Restated: 29,428,392 shares subject to possible redemption		(33,634,340)	(29,183,780)
Class A Common stock, $0.0001 par value; 200,000,000 shares authorized; (as previously reported: 1,673,206 shares issued and outstanding) As Restated: 4,591,584 shares issued and outstanding		$ 336	$ 292